INVESTMENTS IN SUBSIDIARIES - Schedule of Partnership's Material Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Brookfield Property L.P.
Disclosure of subsidiaries
Economic interest	49.00%	50.00%
Voting interest	100.00%	100.00%
BPY Bermuda IV Holdings L.P.
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
Brookfield BPY Retail Holdings II Inc.
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
BPY Bermuda Holdings Limited
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
BPY Bermuda Holdings II Limited
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
Brookfield BPY Holdings Inc.
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
BPY Bermuda Holdings IV Limited
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
BPY Bermuda Holdings IA Limited
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
BPY Bermuda Holdings V Limited
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
BPY Bermuda Holdings VI Limited
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
BPY Bermuda Holdings VII Limited
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
BPO
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	100.00%	100.00%
Brookfield BPY Holdings (Australia) ULC(2)
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	0.00%	0.00%
BPR Retail Holdings LLC
Disclosure of subsidiaries
Economic interest	100.00%	100.00%
Voting interest	96.00%	95.00%
BSREP CARS Sub-Pooling LLC
Disclosure of subsidiaries
Economic interest	26.00%	29.00%
Voting interest	0.00%	0.00%
Center Parcs UK
Disclosure of subsidiaries
Economic interest	27.00%	27.00%
Voting interest	0.00%	0.00%
BSREP II Aries Pooling LLC
Disclosure of subsidiaries
Economic interest	26.00%	26.00%
Voting interest	0.00%	0.00%
BSREP India Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Economic interest	33.00%	33.00%
Voting interest	0.00%	0.00%
BSREP II Retail Upper Pooling LLC
Disclosure of subsidiaries
Economic interest	50.00%	50.00%
Voting interest	33.00%	33.00%
BSREP II Korea Office Holdings Pte. Ltd.
Disclosure of subsidiaries
Economic interest	22.00%	22.00%
Voting interest	0.00%	0.00%
BSREP II PBSA Ltd.
Disclosure of subsidiaries
Economic interest	25.00%	25.00%
Voting interest	0.00%	0.00%
BSREP II MH Holdings LLC
Disclosure of subsidiaries
Economic interest	26.00%	26.00%
Voting interest	0.00%	0.00%